--------------------------------------------------------------------------------
FEDERATED CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A PORTFOLIO OF FEDERATED EQUITY FUNDS
--------------------------------------------------------------------------------
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS K SHARES
SUPPLEMENT TO PROSPECTUSES DATED DECEMBER 31, 2006.

Under the section entitled "Portfolio Management Information" please delete the section and replace it with the following:


Carol R. Miller is the lead Portfolio Manager responsible for managing the Fund. Dean J. Kartsonas is a Portfolio Manager responsible for managing the Fund.


Carol R. Miller has been the Fund's Portfolio Manager since November 2005. Ms. Miller joined Federated as a Senior Vice President and Senior Portfolio Manager in November 2005. Ms. Miller was an Adjunct Professor of the Portfolio Management Course at Ohio State University from March 2005 until June 2005. From April 2003 until September 2004, Ms. Miller served as Managing Director, Growth Team Leader at Banc One Investment Advisors and from December 1999 until April 2003, she served as Director of Equity Securities at Nationwide Insurance. Ms. Miller is a Chartered Financial Analyst. She earned her B.S. in Finance and Accounting from Ohio State University and her MBA in Finance from Ohio State University.


Dean J. Kartsonas has been the Fund's Portfolio Manager since May 2007. Mr. Kartsonas joined Federated as an Investment Analyst in the High Yield department in September 1994. From March 2000 through May 2007 he has served as a Portfolio Manager and a Senior Investment Analyst in the equity department. He became a Vice President in January 2004 and is a Chartered Financial Analyst. He earned his B.S. from Cornell University and his M.B.A. from the University of Pittsburgh.

The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Fund.







                                                                  June 11, 2007

Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172594
36888 (06-07)





--------------------------------------------------------------------------------
FEDERATED CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A PORTFOLIO OF FEDERATED EQUITY FUNDS
--------------------------------------------------------------------------------
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS K SHARES
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2006.

Under the section entitled "Portfolio Management Information" please delete the section and replace it with the following:



The following information about the Fund's portfolio managers is provided as of May 31, 2007.


                                          ------------------------------------------------ -----------------------------------------
Other Accounts Managed by Carol Miller    Total Number of Other Accounts Managed/Total     Total Number of Other Accounts Managed/
                                          Assets*                                          Total Assets Subject to Performance Based
                                                                                           Fees
----------------------------------------- ------------------------------------------------ -----------------------------------------
----------------------------------------- ------------------------------------------------ -----------------------------------------
Registered Investment Companies           6 Funds / $503.939 million                       0
----------------------------------------- ------------------------------------------------ -----------------------------------------
----------------------------------------- ------------------------------------------------ -----------------------------------------
Other Pooled Investment Vehicles          1 Portfolio / $37.162 million                    0
----------------------------------------- ------------------------------------------------ -----------------------------------------
----------------------------------------- ------------------------------------------------ -----------------------------------------
Other Accounts                            2 Accounts / $165.377 million                    1 Account/$52.229 million
----------------------------------------- ------------------------------------------------ -----------------------------------------

* None of the Accounts has an advisory fee that is based on the performance of the account.
--------------------------------------------------------------------------------
Dollar value range of shares owned in the Fund: $100,001-$500,000


Carol Miller is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance
(IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.


IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Fund's benchmark (i.e., S&P 500 Index), and vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Carol Miller is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relavent.


The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category maybe determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.


In addition, Carol Miller was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.


                                                             -----------------------------------------------------------------
Other Accounts Managed by Dean Kartsonas                     Total Number of Other Accounts   Managed / Total Assets*
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
Registered Investment Companies                              0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
Other Pooled Investment Vehicles                             0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------
Other Accounts                                               0
------------------------------------------------------------ -----------------------------------------------------------------

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: $50,001-$100,000.


Dean Kartsonas is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance
(IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Fund's designated peer group of comparable accounts and vs. the Fund's benchmark (i.e., S&P 500 Index). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Constantine Kartsonas is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relavent.


The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category maybe determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.


As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.



                                                                  June 11, 2007

Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172594
36890 (03-07)